Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2013
Loans Receivable [Abstract]
Loan Balances [Table Text Block]

	September 30,
	2013	2012
	(In thousands)
Real estate:
One-to-four-family	$90,177	$96,449
Multi-family	25,771	21,220
Non-residential	50,655	43,361
Construction	935	398
Home equity and second mortgages	8,169	10,111

	175,707	171,539
Commercial	33,089	30,618
Consumer	103	83

Total Loans	208,899	202,240
Allowance for loan losses	(923)	(967)
Net deferred loan origination fees and costs	20	189

	$207,996	$201,462

Primary Segments of the Loan Portfolio [Table Text Block]

The following table summarizes the primary segments of the loan portfolio, including net deferred loan origination fees and costs, as of September 30, 2013 and 2012:

September 30, 2013	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$6,693	$83,493	$90,186
Multi-family	—	25,773	25,773
Non-residential	—	50,660	50,660
Construction	—	935	935
Home equity and second mortgages	471	7,699	8,170

	7,164	168,560	175,724
Commercial	873	32,219	33,092
Consumer	—	103	103

Total	$8,037	$200,882	$208,919

September 30, 2012	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$10,797	$85,742	$96,539
Multi-family	—	21,241	21,241
Non-residential	—	43,401	43,401
Construction	—	398	398
Home equity and second mortgages	619	9,502	10,121

	11,416	160,284	171,700
Commercial	15	30,631	30,646
Consumer	—	83	83

Total	$11,431	$190,998	$202,429

Impaired Loans by Class [Table Text Block]

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of September 30, 2013 and 2012:

September 30, 2013	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(In thousands)
Real estate:
One-to-four-family	$—	$—	$6,693	$6,693	$6,658
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	—	—	471	471	462

	—	—	7,164	7,164	7,120
Commercial	—	—	873	873	873
Consumer	—	—	—	—	—

Total	$—	$—	$8,037	$8,037	$7,993

September 30, 2012	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(In thousands)
Real estate:
One-to-four-family	$1,384	$41	$9,413	$10,797	$10,730
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	108	7	511	619	605

	1,492	48	9,924	11,416	11,335
Commercial	—	—	15	15	15
Consumer	—	—	—	—	—

Total	$1,492	$48	$9,939	$11,431	$11,350

The following table presents the average recorded investment in impaired loans and related interest income recognized for the years ended September 30, 2013 and 2012:

September 30, 2013	One-to- four- family	Home Equity and Second Mortgages	Commercial	Consumer	Total
	(In thousands)
Average investment in impaired loans	$9,165	$558	$175	$10	$9,908
Interest income recognized on an accrual basis on impaired loans	118	11	26	—	155
Interest income recognized on a cash basis on impaired loans	19	2	1	—	22

September 30, 2012	One-to- four- family	Home Equity and Second Mortgages	Commercial	Consumer	Total
	(In thousands)
Average investment in impaired loans	$9,312	$672	$52	$9	$10,045
Interest income recognized on an accrual basis on impaired loans	135	16	—	—	151
Interest income recognized on a cash basis on impaired loans	25	2	—	—	27

Classes of the Loan Portfolio Summarized by the Aggregate Risk Level [Table Text Block]

The following table presents the classes of the loan portfolio summarized by the aggregate Pass (including loans graded Watch) and the classified ratings of Special Mention, Substandard and Doubtful within the internal risk rating system as of September 30, 2013 and 2012:

September 30, 2013	Pass	Special Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$86,077	$—	$4,109	$—	$90,186
Multi-family	25,018	755	—	—	25,773
Non-residential	50,660	—	—	—	50,660
Construction	935	—	—	—	935
Home equity and second mortgages	7,999	—	171	—	8,170

	170,689	755	4,280	—	175,724
Commercial	28,498	3,721	873	—	33,092
Consumer	103	—	—	—	103

Total	$199,290	$4,476	$5,153	$—	$208,919

September 30, 2012	Pass	Special Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$88,137	$—	$8,402	$—	$96,539
Multi-family	20,475	766	—	—	21,241
Non-residential	43,401	—	—	—	43,401
Construction	398	—	—	—	398
Home equity and second mortgages	9,786	—	335	—	10,121

	162,197	766	8,737	—	171,700
Commercial	28,761	1,870	15	—	30,646
Consumer	83	—	—	—	83

Total	$191,041	$2,636	$8,752	$—	$202,429

Classes of the Loan Portfolio Summarized by the Aging Categories of Performing Loans and Nonaccrual Loans [Table Text Block]

The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of September 30, 2013 and 2012:

September 30, 2013	Current	30-59 Days Past Due		60-89 Days Past Due	90 Days or More Past Due and Accruing	Non- Accrual	Total Past Due	Total
	(In thousands)
Real estate:
One-to-four-family	$86,125	$		$237	$—	$3,824	$4,061	$90,186
Multi-family	25,773		—	—	—	—	—	25,773
Non-residential	50,660		—	—	—	—	—	50,660
Construction	935		—	—	—	—	—	935
Home equity and second mortgages	8,098		—	—	—	72	72	8,170

	171,591			237	—	3,896	4,133	175,724
Commercial	32,206			13	—	873	886	33,092
Consumer	103		—	—	—	—	—	103

Total	$203,900		$—	$250	$—	$4,769	$5,019	$208,919

September 30, 2012	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Accruing	Non- Accrual	Total Past Due	Total
	(In thousands)
Real estate:
One-to-four-family	$87,715	$1,889	$867	$—	$6,068	$8,824	$96,539
Multi-family	21,241	—	—	—	—	—	21,241
Non-residential	43,401	—	—	—	—	—	43,401
Construction	398	—	—	—	—	—	398
Home equity and second mortgages	9,992	—	—	—	129	129	10,121

	162,747	1,889	867	—	6,197	8,953	171,700
Commercial	30,646	—	—	—	—	—	30,646
Consumer	75	8	—	—	—	8	83

Total	$193,468	$1,897	$867	$—	$6,197	$8,961	$202,429

Primary Segments of the Allowance for Loan Losses [Table Text Block]

The following table summarizes the primary segments of the ALLL, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of September 30, 2013 and 2012:

September 30, 2013	ALLL Balance		Collectively Evaluated for Impairment			Individually Evaluated for Impairment
	(In thousands)
Real estate:
One-to-four-family		$225		$225		$—
Multi-family		48		48		—
Non-residential		374		374		—
Construction		7		7		—
Home equity and second mortgages		82		82		—

		736		736		—
Commercial		187		187		—
Consumer		—		—		—

Total		$923		$923		$—

September 30, 2012	ALLL Balance		Collectively Evaluated for Impairment		Individually Evaluated for Impairment
	(In thousands)
Real estate:
One-to-four-family	$625		$584		$41
Multi-family	35		35		—
Non-residential	67		67		—
Construction	3		3		—
Home equity and second mortgages	71		64		7

	801		753		48
Commercial	164		164		—
Consumer	2		2		—

Total	$967		$919		$48

Activity in the Primary Segments of the Allowance for Loan Losses [Table Text Block]

The following table summarizes activity in the primary segments of the ALLL for the years ended September 30, 2013 and 2012:

September 30, 2013	Balance September 30, 2012	Charge- offs	Recoveries	Provision	Balance September 30, 2013
	(In thousands)

Real estate:
One-to-four-family	$625	$(562)	$82	$80	$225
Multi-family	35	—	—	13	48
Non-residential	67	—	—	307	374
Construction	3	—	—	4	7
Home equity and second mortgages	71	—	—	11	82

	801	(562)	82	415	736

Commercial	164	—	—	23	187
Consumer	2	(7)	—	5	—

Total	$967	$(569)	$82	$443	$923

September 30, 2012	Balance September 30, 2011	Charge- offs	Recoveries	Provision	Balance September 30, 2012
	(In thousands)

Real estate:
One-to-four-family	$583	$(810)	$—	$852	$625
Multi-family	29	—	—	6	35
Non-residential	92	—	—	(25)	67
Construction	3	—	—	—	3
Home equity and second mortgages	31	(260)	—	300	71

	738	(762)	—	1,133	801

Commercial	459	(50)	—	(245)	164
Consumer	3	(4)	—	3	2

Total	$1,200	$(1,124)	$—	$891	$967

Summary of Troubled Debt Restructurings [Table Text Block]
September 30, 2013	Number of Loans	Recorded Investment Before Modification	Recorded Investment After Modification
	(Dollars in thousands)
One-to-four-family	4	$1,089	$1,170

September 30, 2012	Number of Loans	Recorded Investment Before Modification	Recorded Investment After Modification
	(Dollars in thousands)
One-to-four-family	5	$1,863	$1,934
Commercial	1	$72	$72